Real Estate Securities, Available for Sale (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 security	Mar. 31, 2013	Dec. 31, 2013 security loan	Dec. 31, 2012 security loan	Dec. 31, 2011
Real estate securities, available for sale
Number (securities)	266		347	537
Principal Amount				$ 2,490,837,000
Amortized Cost	1,142,546,000		1,356,640,000	1,781,935,000
Cumulative Unrealized Gains	95,555,000		73,673,000	92,633,000
Cumulative Unrealized Losses	(276,965,000)		(395,238,000)	(766,175,000)
Fair Value	961,135,000		1,035,075,000	1,108,393,000
Allocation Investment Type (as a percent)	100.00%		100.00%
Weighted Average Coupon (as a percent)	2.58%		2.48%
Weighted Average Yield (as a percent)	11.82%		11.20%
Weighted average expected maturity	3 years 6 months 0 days		3 years 1 month 0 days
Proceeds from the sale of CRE securities	22,166,000	20,114,000	223,992,000	343,900,000
Net realized gain (loss) of CRE securities investments	4,600,000	4,400,000	35,400,000	50,500,000	27,400,000
Number of CRE securities for which the fair value option was not elected (security)	35		36	21
Carrying value of items for which the fair value option was not elected	240,200,000		221,300,000
Accumulated net unrealized gains included in OCI	6,500,000		2,000,000
Number of securities under unrealized loss position (security)	13		19
Aggregate carrying value of securities in an unrealized loss position for a period of less than 12 months	52,200,000		133,500,000
Unrealized loss on securities with an unrealized loss position for a period of less than 12 months	9,100,000		4,100,000
OTTI recognized	0		0
Minimum
Real estate securities, available for sale
Contractual maturities of the CRE securities portfolio	5 months		0 years 7 months
Maximum
Real estate securities, available for sale
Contractual maturities of the CRE securities portfolio	39 years		39 years
Period of unrealized loss of securities	12 months		12 months
Unconsolidated VIEs
Real estate securities, available for sale
Number (securities)	52		52
Amortized Cost	419,270,000		413,153,000
Cumulative Unrealized Gains	25,370,000		2,240,000
Cumulative Unrealized Losses	(41,009,000)		(22,402,000)
Allocation Investment Type (as a percent)	41.10%		33.80%
Weighted Average Coupon (as a percent)	1.72%		1.85%
Weighted Average Yield (as a percent)	18.15%		17.34%
Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)	214		295
Amortized Cost	723,276,000		943,487,000
Cumulative Unrealized Gains	70,185,000		71,433,000
Cumulative Unrealized Losses	(235,956,000)		(372,836,000)
Allocation Investment Type (as a percent)	58.90%		66.20%
Weighted Average Coupon (as a percent)	3.05%		2.73%
Weighted Average Yield (as a percent)	8.15%		8.51%
N-Star CDO Bonds | Unconsolidated VIEs
Real estate securities, available for sale
Number (securities)	33		31
Amortized Cost	223,851,000		207,547,000
Cumulative Unrealized Gains	15,468,000		1,878,000
Cumulative Unrealized Losses	(9,078,000)		(4,138,000)
Fair Value			205,287,000
Allocation Investment Type (as a percent)	29.20%		23.60%
Weighted Average Coupon (as a percent)	1.72%		1.82%
Weighted Average Yield (as a percent)	20.77%		20.00%
Principal Amount Eliminated In Consolidation	102,400,000		126,600,000
N-Star CDO equity | Unconsolidated VIEs
Real estate securities, available for sale
Number (securities)	5		5
Amortized Cost	154,540,000		158,274,000
Cumulative Unrealized Gains	3,334,000		0
Cumulative Unrealized Losses	(14,966,000)		0
Fair Value	142,908,000		158,274,000
Allocation Investment Type (as a percent)	8.80%		7.70%
Weighted Average Yield (as a percent)	18.60%		18.42%
CMBS
Real estate securities, available for sale
Number (securities)				484
Principal Amount				2,158,829,000
Amortized Cost				1,540,239,000
Cumulative Unrealized Gains				79,627,000
Cumulative Unrealized Losses				(652,123,000)
Fair Value				967,743,000
Allocation Investment Type (as a percent)				86.70%
Weighted Average Coupon (as a percent)				3.75%
Weighted Average Yield (as a percent)				10.42%
CMBS | Unconsolidated VIEs
Real estate securities, available for sale
Number (securities)	14		16
Amortized Cost	40,879,000		47,332,000
Cumulative Unrealized Gains	6,568,000		362,000
Cumulative Unrealized Losses	(16,965,000)		(18,264,000)
Fair Value			34,859,000
Allocation Investment Type (as a percent)	3.10%		2.50%
Weighted Average Coupon (as a percent)	1.76%		2.17%
Weighted Average Yield (as a percent)	2.09%		2.08%
CMBS | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)	189		264
Amortized Cost	594,647,000		799,126,000
Cumulative Unrealized Gains	64,714,000		67,770,000
Cumulative Unrealized Losses	(173,171,000)		(294,595,000)
Allocation Investment Type (as a percent)	47.80%		55.80%
Weighted Average Coupon (as a percent)	3.64%		3.15%
Weighted Average Yield (as a percent)	9.41%		9.65%
Third-party CDO notes
Real estate securities, available for sale
Number (securities)	14			35
Principal Amount				197,103,000
Amortized Cost				159,657,000
Cumulative Unrealized Gains				0
Cumulative Unrealized Losses				(111,421,000)
Fair Value				48,236,000
Allocation Investment Type (as a percent)				7.80%
Weighted Average Coupon (as a percent)				0.62%
Weighted Average Yield (as a percent)				7.54%
Third-party CDO notes | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)			20
Amortized Cost	83,574,000		99,603,000
Cumulative Unrealized Gains	66,000		0
Cumulative Unrealized Losses	(59,645,000)		(74,672,000)
Allocation Investment Type (as a percent)	5.20%		5.40%
Weighted Average Coupon (as a percent)	0.23%		0.29%
Weighted Average Yield (as a percent)	1.18%		1.17%
Unsecured REIT debt
Real estate securities, available for sale
Number (securities)				11
Principal Amount				57,180,000
Amortized Cost				53,585,000
Cumulative Unrealized Gains				2,898,000
Cumulative Unrealized Losses				(102,000)
Fair Value				56,381,000
Allocation Investment Type (as a percent)				2.20%
Weighted Average Coupon (as a percent)				5.50%
Weighted Average Yield (as a percent)				1.29%
Unsecured REIT debt | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)	1		1
Amortized Cost	8,476,000		8,502,000
Cumulative Unrealized Gains	1,035,000		1,019,000
Cumulative Unrealized Losses	0		0
Allocation Investment Type (as a percent)	0.50%		0.40%
Weighted Average Coupon (as a percent)	7.50%		7.50%
Weighted Average Yield (as a percent)	5.88%		6.00%
Trust preferred securities
Real estate securities, available for sale
Number (securities)				3
Principal Amount				14,725,000
Amortized Cost				10,916,000
Cumulative Unrealized Gains				1,184,000
Cumulative Unrealized Losses				(2,529,000)
Fair Value				9,571,000
Allocation Investment Type (as a percent)				0.60%
Weighted Average Coupon (as a percent)				2.26%
Weighted Average Yield (as a percent)				6.80%
Trust preferred securities | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)	2		2
Amortized Cost	7,225,000		7,225,000
Cumulative Unrealized Gains	0		0
Cumulative Unrealized Losses	(1,362,000)		(1,434,000)
Allocation Investment Type (as a percent)	0.40%		0.40%
Weighted Average Coupon (as a percent)	2.25%		2.25%
Weighted Average Yield (as a percent)	2.32%		2.32%
Agency debentures
Real estate securities, available for sale
Number (securities)				4
Principal Amount				63,000,000
Amortized Cost				17,538,000
Cumulative Unrealized Gains				8,924,000
Cumulative Unrealized Losses				0
Fair Value				26,462,000
Allocation Investment Type (as a percent)				2.50%
Weighted Average Yield (as a percent)				3.51%
Agency debentures | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Number (securities)	8		8
Amortized Cost	29,354,000		29,031,000
Cumulative Unrealized Gains	4,370,000		2,644,000
Cumulative Unrealized Losses	(1,778,000)		(2,135,000)
Allocation Investment Type (as a percent)	5.00%		4.20%
Weighted Average Yield (as a percent)	4.56%		4.64%
Fair value option
Real estate securities, available for sale
Fair Value	961,136,000		1,035,075,000
Fair value option | Unconsolidated VIEs
Real estate securities, available for sale
Fair Value	403,631,000		392,991,000
Fair value option | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	557,505,000		642,084,000
Fair value option | N-Star CDO Bonds | Unconsolidated VIEs
Real estate securities, available for sale
Fair Value			205,287,000
Fair value option | N-Star CDO equity | Unconsolidated VIEs
Real estate securities, available for sale
Fair Value			158,274,000
Fair value option | CMBS | Unconsolidated VIEs
Real estate securities, available for sale
Fair Value	30,482,000		29,430,000
Noncurrent equity securities			13,400,000
Fair value option | CMBS | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	486,190,000		572,301,000
Fair value option | Third-party CDO notes | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	23,995,000		24,931,000
Fair value option | Unsecured REIT debt | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	9,511,000		9,521,000
Fair value option | Trust preferred securities | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	5,863,000		5,791,000
Principal / Notional Amount
Real estate securities, available for sale
Principal Amount	1,752,600,000		2,042,488,000
Fair Value	1,752,600,000		2,042,488,000	2,490,837,000
Principal / Notional Amount | Unconsolidated VIEs
Real estate securities, available for sale
Principal Amount	721,597,000		690,072,000
Principal / Notional Amount | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	1,031,003,000		1,352,416,000
Principal / Notional Amount | N-Star CDO Bonds | Unconsolidated VIEs
Real estate securities, available for sale
Principal Amount	512,040,000		481,386,000
Principal / Notional Amount | N-Star CDO equity | Unconsolidated VIEs
Real estate securities, available for sale
Principal Amount	154,540,000		158,274,000
Principal / Notional Amount | CMBS | Unconsolidated VIEs
Real estate securities, available for sale
Principal Amount	55,017,000		50,412,000
Principal / Notional Amount | CMBS | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	837,022,000		1,140,368,000
Principal / Notional Amount | Third-party CDO notes | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	91,584,000		109,651,000
Principal / Notional Amount | Unsecured REIT debt | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	8,000,000		8,000,000
Principal / Notional Amount | Trust preferred securities | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	7,225,000		7,225,000
Principal / Notional Amount | Agency debentures | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Principal Amount	87,172,000		87,172,000
Trust preferred securities | Fair value option | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	5,863,000		5,791,000	9,571,000
Trust preferred securities | Fair value option | Agency debentures | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Fair Value	31,946,000		29,540,000
CMBS | Fair value option | Variable Interest Entity, Primary Beneficiary
Real estate securities, available for sale
Noncurrent equity securities	486,190,000		572,301,000	897,800,000
CMBS | Fair value option | Consolidated Entity Excluding Variable Interest Entities (VIE)
Real estate securities, available for sale
Noncurrent equity securities	20,491,000		13,397,000	4,393,000
Notes and Loans Payable [Member]
Real estate securities, available for sale
Available for Sale Securities Pledged as Collateral, Carrying Value				1,016,000,000
CMBS Facility
Real estate securities, available for sale
Available for Sale Securities Pledged as Collateral, Carrying Value				35,500,000
Real Estate Securities, Available for Sale | N-Star CDO Bonds | Unconsolidated VIEs
Real estate securities, available for sale
Fair Value	230,241,000
Realized Gain (Loss) on Investments and Other [Member]
Real estate securities, available for sale
Proceeds from the sale of CRE securities					$ 331,500,000